SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation using straight-line method

Depreciation is provided to write off the cost less their residual values over their estimated useful lives as follows, using the straight-line method:

Plant and machinery	10 years
Motor vehicles	10 years
Office equipment	5 years